Short-Term Investments - Schedule of Fair Value of Common Shares (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Polyrizon Ltd [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[1]
Additions	[1]	350,400
Disposals	[1]
Changes in fair value	[1]	(61,012)
Ending shares	[1]	289,388
Xylo Technologies Ltd [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[2]	86,112
Additions	[2]
Disposals	[2]	(78,500)
Changes in fair value	[2]	(7,612)
Ending shares	[2]		86,112
Short-term Investment [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares		86,112
Additions		350,400
Disposals		(78,500)
Changes in fair value		(68,624)
Ending shares		289,388	86,112
Xylo Technologies Ltd. – shares [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[2]	$ 86,112	193,750
Additions	[2]
Disposals	[2]
Changes in fair value	[2]		(107,638)
Ending shares	[2]		$ 86,112

[1]	On October 30, 2024, the Company subscribed for 80,000 shares and 240,000 warrants (“Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $4.38 per share. The Polyrizon Warrants expire on October 29, 2029. The fair value of the Polyrizon Warrants as of October 31, 2024, was $178,988 based on the Block-Scholes option pricing model, using the following assumptions: risk-free rate of 4.28%, expected life of 5 years and volatility of 92%. See note 19a.
[2]	Pursuant to the Share Exchange Agreement with Xylo Technologies Ltd. (formerly known as Medigus Ltd.) (“Xylo”), on February 14, 2022, the Company received 27,778 ordinary shares of Xylo. The investment cost of the share was $501,938.